MUNDER BALANCED FUND

Class A, B, C, K, R & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 23 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER BOND FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 21 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER INTERMEDIATE BOND FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 21 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER INTERNATIONAL BOND FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 20 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER INTERNATIONAL EQUITY FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 19 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER INTERNET FUND

Class A, B, C, K, R & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 22 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER LARGE-CAP CORE GROWTH FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 19 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER LARGE-CAP VALUE FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 20 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER MICRO-CAP EQUITY FUND

Class A, B, C, K, R & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 21 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER MID-CAP CORE GROWTH FUND

Class A, B, C, K, R & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 20 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER POWER PLUS FUND

Class A, B, C, K & Y Shares

Supplement Dated February 28, 2006

to Prospectus Dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 21 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER SMALL-CAP VALUE FUND

Class A, B, C, K, R & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 22 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER SMALL-MID CAP FUND

Class A, B, C, K, R & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 18 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

MUNDER TECHNOLOGY FUND

Class A, B, C, K & Y Shares

Supplement dated February 28, 2006

To Prospectus dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. On page 21 of the Prospectus, the seventh paragraph under the heading “Valuing Fund Shares” is hereby deleted and replaced with the following:

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1

THE MUNDER FUNDS

Supplement Dated February 28, 2006, to the

Statement of Additional Information (“SAI”) dated October 31, 2005

Investors are advised that, effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time. The fourth paragraph under the heading “Net Asset Value” and the sub-heading “All Funds” on page 82 of the SAI is hereby deleted and replaced with the following:

Securities which are principally traded outside of the U.S. are valued at the closing price or last quoted sales price on the security’s principal exchange, except with respect to less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS.” These securities are valued at the mid-price between the bid and ask prices. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.